Schedule of Investments (unaudited)
July 31, 2026
iShares® USD Green Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Canada — 0.9%
Alimentation Couche-Tard, Inc., 3.63%, 05/13/51(a)	$700	$472,732
Brookfield Finance, Inc., 2.72%, 04/15/31(b)	1,155	1,040,724
Manulife Financial Corp., 3.70%, 03/16/32	1,730	1,625,182
Toronto-Dominion Bank (The), 5.26%, 12/11/26	1,432	1,436,883
		4,575,521
Chile — 1.1%
AES Andes SA, 6.30%, 03/15/29(c)	750	762,824
Colbun SA
3.15%, 01/19/32(c)	1,540	1,382,532
5.38%, 09/11/35(c)	975	959,670
Engie Energia Chile SA, 6.38%, 04/17/34(c)	1,075	1,111,476
Inversiones CMPC SA, 4.38%, 04/04/27(c)	1,180	1,175,291
		5,391,793
China — 3.7%
Agricultural Bank of China Ltd./New York, 2.00%, 01/18/27(c)	600	593,105
Amipeace Ltd., 1.75%, 11/09/26(c)	700	694,655
Baidu, Inc., 2.38%, 08/23/31(b)	1,505	1,345,248
Chengdu Tianfu New Area Investment Group Co. Ltd., 5.45%, 04/10/27(c)	200	200,956
China Construction Bank Corp./Hong Kong, 5.00%, 11/30/26(c)	1,100	1,101,720
China Huaneng Group Hong Kong Treasury Management Holding Ltd., 4.15%, (3-year CMT + 3.67%)(c)(d)(e)	2,259	2,239,935
China Merchants Bank Co. Ltd./Luxembourg Branch, 1.25%, 09/01/26(c)	500	498,687
CMB International Leasing Management Ltd., 1.75%, 09/16/26(c)	400	398,541
Deyang Development Holdings Group Co. Ltd., 4.29%, 10/28/28(c)	600	592,659
Guangzhou Development District Holding Group Co. Ltd., 4.40%, 11/28/27(c)	1,200	1,194,640
Henan Railway Construction & Investment Group Co. Ltd., 4.80%, 01/10/28(c)	800	801,348
ICBCIL Finance Co. Ltd., 2.25%, 11/02/26(c)	1,300	1,292,154
Industrial & Commercial Bank of China Ltd., 4.13%, 05/21/28(c)	500	496,714
Industrial & Commercial Bank of China Ltd./Hong Kong
1.63%, 10/28/26(c)	1,800	1,787,839
5.38%, 10/25/26(c)	1,900	1,903,356
Lenovo Group Ltd., 6.54%, 07/27/32(c)	1,205	1,282,823
SDG Finance Ltd., 4.60%, 05/21/28(c)	800	799,156
Xiaomi Best Time International Ltd., 4.10%, 07/14/51(c)	860	627,117
Xingcheng Bvi Ltd., 2.38%, 10/08/26(c)	600	595,509
		18,446,162
Germany — 5.6%
Kreditanstalt fuer Wiederaufbau
0.75%, 09/30/30	4,602	3,972,464
1.00%, 10/01/26	5,756	5,729,753
1.75%, 09/14/29	5,037	4,659,396
4.38%, 02/28/34	4,735	4,666,490
RWE Finance U.S. LLC
5.13%, 09/18/35(a)	2,315	2,210,683
5.88%, 04/16/34(a)	2,295	2,325,723
5.88%, 09/18/55(a)(b)	2,295	2,106,474
Security	Par (000)	Value
Germany (continued)
6.25%, 04/16/54(a)	$2,255	$2,184,560
		27,855,543
Hong Kong — 1.3%
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 2.25%, 07/15/31(c)	1,100	976,651
MTR Corp. CI Ltd., 2.50%, 11/02/26(c)	1,100	1,094,571
MTR Corp. Ltd., 1.63%, 08/19/30(c)	2,680	2,400,507
Swire Properties MTN Financing Ltd.
3.50%, 01/10/28(c)	900	884,496
4.25%, 01/13/31(c)	1,200	1,174,930
		6,531,155
Hungary — 0.4%
MVM Energetika Zrt, 7.50%, 06/09/28(c)	1,900	1,967,871
India — 1.4%
Indian Railway Finance Corp. Ltd.
3.57%, 01/21/32(b)(c)	1,225	1,126,917
3.84%, 12/13/27(c)	1,200	1,182,809
Power Finance Corp. Ltd., 3.75%, 12/06/27(c)	900	885,330
REC Ltd.
3.88%, 07/07/27(c)	1,100	1,088,595
4.75%, 09/27/29(c)	1,240	1,224,276
5.63%, 04/11/28(c)	1,700	1,711,692
		7,219,619
Indonesia — 0.5%
Pertamina Geothermal Energy PT, 5.15%, 04/27/28(c)	980	979,349
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(c)	1,800	1,671,044
		2,650,393
Japan — 3.9%
Aozora Bank Ltd., 5.90%, 09/08/26(c)	500	500,347
Honda Motor Co. Ltd.
2.53%, 03/10/27(b)	2,518	2,489,210
2.97%, 03/10/32(b)	1,589	1,413,144
Marubeni Corp., 1.58%, 09/17/26(c)	900	896,761
Mitsui Fudosan Co. Ltd., 2.57%, 01/21/32(a)(b)	775	676,555
Mizuho Financial Group, Inc.
3.26%, 05/22/30, (1-year CMT + 1.25%)(e)	1,265	1,210,859
5.78%, 07/06/29, (1-year CMT + 1.65%)(e)	3,350	3,412,443
Norinchukin Bank(The)
1.28%, 09/22/26(a)(b)	980	975,552
2.08%, 09/22/31(a)(b)	1,090	933,650
Norinchukin Bank (The)
4.87%, 09/14/27(a)	1,300	1,300,184
5.09%, 10/16/29(a)	1,200	1,201,293
5.43%, 03/09/28(a)(b)	1,110	1,120,020
Sumitomo Mitsui Financial Group, Inc., 2.47%, 01/14/29	1,305	1,236,300
Sumitomo Mitsui Trust Bank Ltd.
2.80%, 03/10/27(a)(b)	1,140	1,128,995
5.50%, 03/09/28(a)(b)	1,215	1,230,427
		19,725,740
Kuwait — 0.3%
NBK SPC Ltd., 5.50%, 06/06/30, (1-day SOFR + 1.16%)(c)(e)	1,300	1,305,990
Mexico — 0.3%
Trust 2401, 7.38%, 02/13/34	600	632,319
Trust Fibra Uno, 7.38%, 02/13/34(c)	600	629,690
		1,262,009

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® USD Green Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Netherlands — 0.9%
ABN AMRO Bank NV, 2.47%, 12/13/29, (1-year CMT + 1.10%)(a)(e)	$2,375	$2,247,171
ING Bank NV, 4.71%, 07/07/31(a)	2,300	2,272,745
		4,519,916
Philippines — 0.1%
Philippine National Bank, 4.85%, 10/23/29(c)	750	745,496
Portugal — 0.4%
EDP Finance BV, 1.71%, 01/24/28(a)	2,150	2,057,277
Saudi Arabia — 5.7%
Gaci First Investment Co.
4.75%, 02/14/30(c)	4,100	4,024,172
4.88%, 02/14/35(c)	4,710	4,469,627
5.00%, 10/13/27(c)	2,700	2,698,207
5.13%, 02/14/53(c)	4,000	3,260,402
5.25%, 10/13/32(c)	3,970	3,924,585
5.38%(c)	1,000	789,266
Saudi Awwal Bank, 5.95%, 09/04/35, (5-year CMT + 2.20%)(c)(e)	2,800	2,760,212
Saudi Electricity Global Sukuk Co. 5, 2.41%, 09/17/30(c)	1,700	1,518,605
Saudi Electricity Sukuk Programme Co.
4.63%, 04/11/33(c)	2,350	2,275,520
5.49%, 02/18/35(c)	2,800	2,789,663
		28,510,259
South Korea — 3.9%
Hanwha Q Cells Americas Holdings Corp., 5.00%, 07/27/28(c)	1,075	1,080,684
Hyundai Capital Services, Inc., 2.50%, 01/24/27(c)	850	840,910
KEB Hana Bank, 4.00%, 10/21/30(c)	800	777,848
Kia Corp.
1.75%, 10/16/26(c)	800	795,711
2.75%, 02/14/27(c)	530	524,617
Korea Ocean Business Corp., 4.63%, 05/09/30(c)	700	695,233
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52, (5-year CMT + 2.89%)(c)(e)	1,230	1,239,333
LG Chem Ltd., 3.63%, 04/15/29(c)	1,145	1,099,772
LG Energy Solution Ltd.
5.38%, 07/02/29(c)	1,885	1,898,225
5.50%, 07/02/34(c)	1,245	1,217,609
5.63%, 09/25/26(c)	825	825,711
5.75%, 09/25/28(c)	1,525	1,546,677
5.88%, 04/02/35(c)	1,545	1,533,812
5.88%, 04/02/36(c)	1,205	1,185,399
Shinhan Bank Co. Ltd., 4.38%, 04/13/32(b)(c)	1,090	1,047,128
SK Battery America, Inc.
4.25%, 01/22/29(c)	2,200	2,173,020
4.88%, 01/23/27(c)	1,200	1,200,576
		19,682,265
Sweden — 0.4%
Swedbank AB, 1.54%, 11/16/26(a)	2,140	2,122,581
United Arab Emirates — 7.7%
Abu Dhabi Commercial Bank PJSC
4.50%, 09/14/27(c)	1,300	1,293,924
5.50%, 01/12/29(c)	1,510	1,521,933
Abu Dhabi Future Energy Co. Pjsc Masdar
4.88%, 07/25/29(c)	1,100	1,090,799
4.88%, 05/21/30(c)	1,250	1,232,506
4.88%, 07/25/33(c)	1,600	1,541,280
Security	Par (000)	Value
United Arab Emirates (continued)
5.25%, 07/25/34(c)	$1,100	$1,076,899
5.38%, 05/21/35(c)	1,000	986,941
Abu Dhabi National Energy Co. PJSC
4.70%, 04/24/33(c)	1,950	1,892,206
4.75%, 03/09/37(c)	2,200	2,048,353
Adib Sukuk Co. II Ltd., 5.70%, 11/15/28(c)	1,300	1,318,636
Aldar Investment Properties Sukuk Ltd.
4.88%, 05/24/33(c)	1,300	1,238,467
5.25%, 03/25/35(c)	1,400	1,342,606
5.50%, 05/16/34(c)	1,500	1,471,324
Commercial Bank of Dubai PSC, 5.32%, 06/14/28(c)	1,200	1,199,852
Dhafrah Pv2 Energy Co. LLC, 5.79%, 06/30/53(c)	1,893	1,828,530
DP World Crescent Ltd., 5.50%, 09/13/33(c)	3,600	3,510,737
Emirates NBD Bank PJSC
4.20%, 01/13/29(c)	700	686,995
4.53%, 01/13/31(c)	1,600	1,555,696
5.88%, 10/11/28(c)	1,900	1,932,751
First Abu Dhabi Bank PJSC
4.77%, 06/06/28(c)	1,400	1,394,083
5.13%, 10/13/27(c)	1,575	1,579,504
MAF Sukuk Ltd.
3.93%, 02/28/30(c)	1,400	1,323,579
4.64%, 05/14/29(c)	1,600	1,561,447
5.00%, 06/01/33(c)	1,200	1,163,559
National Central Cooling Co. PJSC, 5.28%, 03/05/30(c)	1,600	1,605,880
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(c)	1,420	1,146,679
		38,545,166
United States — 36.1%
AES Corp.(The)
2.45%, 01/15/31	2,068	1,829,353
5.45%, 06/01/28(b)	1,615	1,628,776
Alexandria Real Estate Equities, Inc.
2.00%, 05/18/32	2,080	1,734,591
2.95%, 03/15/34	1,862	1,551,363
4.75%, 04/15/35	1,127	1,049,219
American Homes 4 Rent LP, 5.50%, 02/01/34	1,417	1,410,454
AP Moller - Maersk A/S, 5.88%, 09/14/33(a)	1,720	1,768,469
Apple, Inc., 3.00%, 06/20/27	2,340	2,316,240
Arizona Public Service Co., 2.65%, 09/15/50	879	505,095
AvalonBay Communities, Inc.
1.90%, 12/01/28	1,093	1,027,379
2.05%, 01/15/32	1,690	1,462,076
Avangrid, Inc., 3.80%, 06/01/29	1,765	1,714,429
Boston Properties LP
2.45%, 10/01/33	1,935	1,572,279
2.55%, 04/01/32	1,940	1,674,585
3.40%, 06/21/29	2,035	1,950,141
4.50%, 12/01/28	2,310	2,292,840
6.50%, 01/15/34(b)	1,705	1,778,534
6.75%, 12/01/27	1,770	1,814,527
Consolidated Edison Co. of New York, Inc.
3.60%, 06/15/61(b)	1,620	1,038,471
Series 20A, 3.35%, 04/01/30	1,562	1,483,453
Series 20B, 3.95%, 04/01/50	2,375	1,745,530
Dominion Energy, Inc., Series C, 2.25%, 08/15/31	2,111	1,851,833
DTE Electric Co.
3.95%, 03/01/49	1,341	993,903
Series A, 1.90%, 04/01/28	1,582	1,517,262
Series A, 4.05%, 05/15/48	1,206	917,987
Series B, 3.25%, 04/01/51(b)	1,030	665,828

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® USD Green Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Series B, 3.65%, 03/01/52	$969	$669,010
Duke Energy Carolinas LLC, 3.95%, 11/15/28	1,685	1,660,958
Duke Energy Florida LLC, 2.50%, 12/01/29	1,645	1,531,447
Duke Energy Progress LLC
3.45%, 03/15/29(b)	1,403	1,361,619
5.10%, 03/15/34	1,180	1,177,239
Equinix, Inc.
1.55%, 03/15/28	1,772	1,685,321
2.50%, 05/15/31	2,415	2,136,858
3.90%, 04/15/32	2,550	2,370,751
ERP Operating LP
1.85%, 08/01/31(b)	1,284	1,113,021
4.15%, 12/01/28	1,101	1,088,398
Federal Realty OP LP, 5.38%, 05/01/28	898	907,276
Fifth Third Bancorp, 1.71%, 11/01/27, (1-day SOFR + 0.69%)(e)	1,438	1,427,481
Ford Motor Co.
3.25%, 02/12/32	5,752	5,029,644
6.10%, 08/19/32(b)	4,032	4,078,972
General Motors Co.
5.40%, 10/15/29(b)	2,326	2,356,826
5.60%, 10/15/32(b)	2,801	2,845,576
HA Sustainable Infrastructure Capital, Inc.
5.95%, 07/15/33(a)	2,100	2,075,778
6.00%, 03/15/36(b)	910	879,621
6.15%, 01/15/31	1,390	1,412,704
6.38%, 07/01/34(b)	2,280	2,285,996
6.75%, 07/15/35	885	904,998
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 09/15/30(a)(b)	874	810,848
Healthpeak OP LLC
1.35%, 02/01/27	1,157	1,138,439
2.13%, 12/01/28	1,283	1,209,844
Host Hotels & Resorts LP
5.70%, 07/01/34	1,355	1,355,225
Series H, 3.38%, 12/15/29	1,513	1,434,115
Series I, 3.50%, 09/15/30	1,788	1,676,229
Series J, 2.90%, 12/15/31	1,086	960,435
Interstate Power and Light Co.
3.50%, 09/30/49	528	358,787
3.60%, 04/01/29	741	719,091
4.10%, 09/26/28	860	849,530
JPMorgan Chase & Co., 6.07%, 10/22/27, (1-day SOFR + 1.33%)(e)	4,519	4,535,199
Kilroy Realty LP
2.50%, 11/15/32	880	722,745
2.65%, 11/15/33	1,017	811,802
4.75%, 12/15/28	1,010	1,000,177
Kimco Realty OP LLC, 2.70%, 10/01/30	1,275	1,174,668
Liberty Utilities Finance GP 1, 2.05%, 09/15/30(a)	1,548	1,374,866
Massachusetts Institute of Technology, 3.96%, 07/01/38	850	763,310
MidAmerican Energy Co.
2.70%, 08/01/52	1,095	630,168
3.10%, 05/01/27(b)	882	874,283
3.15%, 04/15/50	1,388	883,229
3.65%, 04/15/29	2,075	2,022,104
3.65%, 08/01/48	1,575	1,110,752
3.95%, 08/01/47	1,057	790,997
4.25%, 07/15/49(b)	2,097	1,624,709
5.30%, 02/01/55	1,350	1,198,850
Security	Par (000)	Value
United States (continued)
5.35%, 01/15/34	$795	$801,715
5.85%, 09/15/54	2,290	2,205,485
New York State Electric & Gas Corp.
5.05%, 08/15/35(a)	720	696,825
5.30%, 08/15/34(a)	1,184	1,172,824
5.65%, 08/15/28(a)	905	920,155
5.85%, 08/15/33(a)(b)	887	910,189
NextEra Energy Capital Holdings, Inc., 1.90%, 06/15/28(b)	3,663	3,483,760
Niagara Mohawk Power Corp.
1.96%, 06/27/30(a)	1,385	1,241,335
5.78%, 09/16/52(a)	1,050	974,931
NiSource, Inc., 5.00%, 06/15/52	821	691,283
Northern States Power Co.
2.25%, 04/01/31	1,160	1,035,359
2.60%, 06/01/51(b)	1,588	921,388
2.90%, 03/01/50	1,360	853,506
3.20%, 04/01/52	934	611,069
4.50%, 06/01/52	1,075	856,154
5.40%, 03/15/54(b)	1,593	1,448,808
NSTAR Electric Co.
3.10%, 06/01/51	582	366,505
3.25%, 05/15/29(b)	945	909,578
3.95%, 04/01/30	973	941,619
4.95%, 09/15/52	976	832,017
Oncor Electric Delivery Co. LLC, 4.15%, 06/01/32	956	913,002
PacifiCorp
2.90%, 06/15/52	2,283	1,286,086
5.50%, 05/15/54	2,706	2,357,577
Piedmont Operating Partnership LP, 3.15%, 08/15/30	480	437,886
Principal Life Global Funding II, 1.25%, 08/16/26(a)	1,300	1,298,400
Prologis LP
1.25%, 10/15/30	1,891	1,632,942
4.63%, 01/15/33(b)	1,558	1,516,304
Public Service Co. of Colorado
3.70%, 06/15/28	741	731,392
4.10%, 06/15/48	805	614,976
5.75%, 05/15/54	1,726	1,624,394
Series 34, 3.20%, 03/01/50(b)	1,138	727,045
Series 36, 2.70%, 01/15/51	845	481,241
Public Service Co. of Oklahoma
Series J, 2.20%, 08/15/31	888	773,197
Series K, 3.15%, 08/15/51(b)	905	560,338
Puget Sound Energy, Inc.
5.45%, 06/01/53(b)	944	862,619
5.69%, 06/15/54	906	855,094
Rexford Industrial Realty LP, 2.15%, 09/01/31	970	837,319
Solar Star Funding LLC, 5.38%, 06/30/35(a)(b)	1,461	1,450,917
Southwestern Electric Power Co., 3.25%, 11/01/51(b)	1,577	985,431
Southwestern Public Service Co.
3.75%, 06/15/49(b)	710	500,418
Series 8, 3.15%, 05/01/50	1,377	864,488
Toyota Motor Credit Corp., 2.15%, 02/13/30	2,031	1,856,533
Tucson Electric Power Co., 1.50%, 08/01/30(b)	816	714,605
UDR, Inc.
1.90%, 03/15/33(b)	930	755,954
3.10%, 11/01/34	810	684,210
Union Electric Co., 2.63%, 03/15/51	1,370	779,325
Union Pacific Corp., 4.95%, 09/09/52(b)	1,451	1,253,650
Verizon Communications, Inc.
1.50%, 09/18/30(b)	2,303	2,010,066

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® USD Green Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
2.85%, 09/03/41	$2,292	$1,562,742
3.88%, 02/08/29	2,501	2,450,120
3.88%, 03/01/52	2,302	1,580,369
5.05%, 05/09/33(b)	2,330	2,301,888
5.50%, 02/23/54(b)	2,285	2,018,599
Welltower OP LLC
2.70%, 02/15/27	1,115	1,105,470
3.85%, 06/15/32	1,352	1,272,154
Wisconsin Electric Power Co., 4.75%, 09/30/32	1,185	1,173,237
Wisconsin Power and Light Co.
1.95%, 09/16/31	684	590,036
3.95%, 09/01/32	1,440	1,356,619
4.95%, 04/01/33	786	773,319
5.38%, 03/30/34	797	796,102
Wisconsin Public Service Corp., 2.85%, 12/01/51	1,105	652,443
WP Carey, Inc., 2.45%, 02/01/32(b)	896	775,472
Xylem, Inc./New York
1.95%, 01/30/28	1,480	1,424,959
2.25%, 01/30/31(b)	1,210	1,083,350
		180,481,306
Total Corporate Bonds & Notes — 74.6% (Cost: $385,507,536)		373,596,062
Foreign Government Obligations
Canada — 0.4%
Export Development Canada, 4.75%, 06/05/34	2,215	2,229,517
Chile — 1.3%
Chile Government International Bonds
2.55%, 01/27/32	3,644	3,189,135
3.50%, 01/25/50	5,175	3,543,049
		6,732,184
Denmark — 0.4%
Kommunekredit, 5.13%, 11/01/27(c)	2,000	2,017,802
Finland — 0.4%
Kuntarahoitus OYJ, 3.63%, 10/09/29(a)	1,800	1,758,087
Hong Kong — 4.6%
Airport Authority
1.75%, 01/12/27(a)	2,320	2,293,141
4.75%, 01/12/28(a)	2,280	2,288,109
Hong Kong Government International Bonds
1.38%, 02/02/31(a)(b)	2,560	2,247,556
1.75%, 11/24/31(c)	2,400	2,099,777
2.38%, 02/02/51(a)	2,200	1,330,766
3.63%, 11/12/28(c)	1,000	985,869
4.00%, 06/07/28(a)(b)	1,450	1,443,022
4.00%, 06/07/33(a)	1,650	1,584,402
4.13%, 06/10/30(a)(b)	2,000	1,981,230
4.25%, 07/24/27(a)	2,500	2,499,719
4.50%, 01/11/28(a)	1,710	1,714,767
4.63%, 01/11/33(a)	1,700	1,695,912
5.25%, 01/11/53(a)	820	818,073
		22,982,343
Indonesia — 1.6%
Perusahaan Penerbit SBSN Indonesia III
3.55%, 06/09/51(c)	2,480	1,625,214
4.70%, 06/06/32(c)	3,300	3,215,001
5.20%, 07/23/35(b)(c)	2,580	2,514,283
Security	Par (000)	Value
Indonesia (continued)
5.50%, 07/02/54(c)	$680	$621,398
		7,975,896
Israel — 0.9%
Israel Government International Bonds, 4.50%, 01/17/33	4,575	4,356,729
Japan — 0.9%
Japan Bank for International Cooperation
1.63%, 01/20/27(b)	1,335	1,319,661
3.88%, 01/23/31	1,200	1,165,767
4.38%, 10/05/27(b)	950	949,787
4.88%, 10/18/28(b)	850	857,767
		4,292,982
Qatar — 1.1%
Qatar Government International Bonds
4.63%, 05/29/29(c)	2,200	2,191,734
4.75%, 05/29/34(c)	3,450	3,411,717
		5,603,451
South Korea — 2.2%
Export-Import Bank of Korea
1.75%, 10/19/28(c)	2,305	2,175,013
2.13%, 01/18/32(b)	2,230	1,956,108
3.75%, 01/13/29(b)	2,850	2,804,395
4.38%, 07/20/29	2,300	2,296,217
Korea Hydro & Nuclear Power Co. Ltd., 5.00%, 07/18/28(c)	1,100	1,108,492
Korea Water Resources Corp., 4.38%, 05/21/27(c)	700	698,896
		11,039,121
Supranational — 8.8%
Arab Energy Fund (The), 1.48%, 10/06/26(a)(b)	1,140	1,133,846
Arab Energy Fund (The), 5.43%, 05/02/29(a)	1,500	1,520,993
Asian Development Bank
1.75%, 08/14/26(b)	1,175	1,174,263
2.38%, 08/10/27	1,192	1,169,986
3.13%, 09/26/28	1,875	1,830,666
CIF Capital Markets Mechanism PLC, 4.75%, 01/22/28(c)	1,400	1,404,807
European Investment Bank
0.63%, 10/21/27	1,190	1,139,729
0.75%, 09/23/30	3,346	2,890,279
1.63%, 10/09/29	2,309	2,123,746
1.63%, 05/13/31	3,890	3,424,403
2.38%, 05/24/27	3,751	3,697,913
3.75%, 02/14/33	10,470	9,999,837
4.38%, 10/10/31	10,102	10,063,902
New Development Bank (The), 4.68%, 11/07/27(c)	2,600	2,605,856
		44,180,226
Total Foreign Government Obligations — 22.6% (Cost: $116,964,960)		113,168,338
Municipal Debt Obligations
United States — 0.4%
City of Los Angeles Department of Airports Customer Facility Charge Revenue, RB, Class A, 4.24%, 05/15/48 (AGM)	660	549,162
District of Columbia Water & Sewer Authority, RB, 4.81%, 10/01/2114	700	546,212

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® USD Green Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB, Class A, 4.66%, 10/01/27	$380	$381,209
University of Michigan, RB, Class B, 3.50%, 04/01/52(b)	600	415,663
Total Municipal Debt Obligations — 0.4% (Cost: $2,233,214)		1,892,246
Total Long-Term Investments — 97.6% (Cost: $504,705,710)		488,656,646
	Shares
Short-Term Securities
Money Market Funds — 8.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(f)(g)(h)	33,928,634	33,938,812
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(f)(g)	10,190,000	10,190,000
Total Short-Term Securities — 8.8% (Cost: $44,118,903)		44,128,812
Total Investments — 106.4% (Cost: $548,824,613)		532,785,458
Liabilities in Excess of Other Assets — (6.4)%		(32,233,116)
Net Assets — 100.0%		$500,552,342

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Perpetual security with no stated maturity date.
(e)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$22,623,998	$11,318,880 (a)	$—	$(2,153)	$(1,913)	$33,938,812	33,928,634	$92,540 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	12,150,000	—	(1,960,000)(a)	—	—	10,190,000	10,190,000	268,031	—
				$(2,153)	$(1,913)	$44,128,812		$360,571	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® USD Green Bond ETF

Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$373,596,062	$—	$373,596,062
Foreign Government Obligations	—	113,168,338	—	113,168,338
Municipal Debt Obligations	—	1,892,246	—	1,892,246
Short-Term Securities
Money Market Funds	44,128,812	—	—	44,128,812
	$44,128,812	$488,656,646	$—	$532,785,458

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
CMT	Constant Maturity Treasury
PJSC	Public Joint Stock Company

RB	Revenue Bonds
SOFR	Secured Overnight Financing Rate